Investment Objectives and Goals	Feb. 28, 2025
MFS Blended Research Core Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Blended Research® Core Equity ETF Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.
MFS Blended Research International Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Blended Research® International Equity ETF Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek capital appreciation.